SunAmerica Series Trust
Supplement to the Statement of
Additional Information dated
February 28, 1997


The following Portfolios are not
available for investment
in connection with the Anchor
Adviser Variable Annuity
Contract:

The Balanced/Phoenix Investment
Counsel Portfolio
The Phoenix Investment Counsel
Portfolio The Provident Growth
Portfolio



March 4, 1997